Capital Stock and Changes in Capital Accounts (Narrative stocks) (Details)												1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 04, 2023 $ / shares shares	Sep. 08, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 09, 2023 USD ($) $ / shares	Mar. 20, 2023 USD ($) $ / shares	Jan. 30, 2023 USD ($) $ / shares shares	Dec. 15, 2022 USD ($) $ / shares	Aug. 19, 2022 $ / shares	Jun. 17, 2022 $ / shares	Mar. 21, 2022 $ / shares	Nov. 29, 2021 USD ($)	Dec. 31, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 14, 2023 USD ($) $ / shares shares	Aug. 11, 2022 shares	Jun. 22, 2021 Item
Class Of Stock [Line Items]
Cash dividends on preferred stock | $																$ 5,769,000	$ 5,769,000	$ 5,769,000
Proceeds from issuance of preferred stock, net of expenses | $																0	0	254,000
Payments for repurchase of common stock | $																0	3,799,000	45,369,000
Cash dividend | $		$ 13,041,000	$ 12,424,000		$ 15,965,000											64,276,000	79,812,000	8,820,000
Dividends in stock, value | $																		40,509,000
Dividends Paid-in-kind | $				$ 10,761,000			$ 18,189,000				$ 40,509,000					10,761,000	18,189,000
Issuance of stock | $																22,846,000	5,322,000	254,000
Dividends Paid-in-kind, per share | $ / shares				$ 0.10
Warrants, Exercise Price Per Warrant | $ / shares																			$ 4
Warrants, fair value | $																6,332,000			$ 7,914,000
Warrants, fair value, per warrant | $ / shares																			$ 0.35
Gain on warrants | $																$ (1,583,000)	$ 0	0
Number of warrants exercised																0
Value of warrants | $																$ 7,914,000
Number of warrants outstanding															1		1		22,613,070
Number of shares permitted to purchase from warrants																			1	9
Additional bonus share amount																			0.5
Proceeds from warrant exercises | $																	$ 0
If All Warrants Are Exercised [Member]
Class Of Stock [Line Items]
Issuance of new shares																33,919,605
Issuance of stock | $																$ 100,741,000
Proceeds from warrant exercises | $																90,452,000
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Cash dividends on preferred stock | $																5,769,000	$ 5,769,000	$ 5,769,000
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Cash dividends on preferred stock | $																$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															25,000,000	50,000,000	25,000,000
Preferred stock, Par value per share | $ / shares															$ 0.01	$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, Shares authorized															1,000,000	1,000,000	1,000,000
Issuance of preferred stock, shares															0	0	0
Preferred stock, Shares outstanding															0	0	0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															5,000,000	5,000,000	5,000,000
Preferred stock, Par value per share | $ / shares															$ 0.01	$ 0.01	$ 0.01
Issuance of preferred stock, shares															2,600,000	2,600,000	2,600,000
Preferred stock, Shares outstanding															2,600,000	2,600,000	2,600,000
Shares issued price per share | $ / shares															$ 25.00	$ 25.00	$ 25.00
Preferred stock liquidation preference per share | $ / shares															$ 25.00	$ 25.00	$ 25.00
Preferred stock voting rights																Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage																8.875%
Preferred stock dividend rate per dollar amount | $ / shares																$ 2.21875
Preferred stock, Redemption price per share | $ / shares																$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															10,675	10,675	10,675
Issuance of preferred stock, shares															10,675	10,675	10,675
Preferred stock, Shares outstanding															10,675	10,675	10,675
Shares issued price per share | $ / shares															$ 0.01	$ 0.01	$ 0.01
Preferred stock voting rights																The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights																1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, Shares authorized															400	400	400
Issuance of new shares																		400
Preferred Stock [Member] | Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Preferred stock, Par value per share | $ / shares															$ 0.01	$ 0.01	$ 0.01
Issuance of preferred stock, shares															400	400	400
Preferred stock, Shares outstanding															400	400	400
Preferred stock voting rights																The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,
Preferred stock number of voting rights | Item																					200,000
Percent of total number of votes entitled to vote on any matter put to shareholders																36.00%
Percent of total number of votes entitled to be cast on matters out to shareholders																36.00%
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares																6,628,493	877,581
Shares issued price per share | $ / shares						$ 3.84									$ 4.13		$ 4.13
Stock repurchased shares												3,529,411	3,333,333	6,000,000			820,000	12,862,744
Shares repurchase price per share | $ / shares												$ 4.25	$ 4.50	$ 2.50			$ 4.56
Payments for repurchase of common stock | $																	$ 3,799,000	$ 45,369,000
Proceeds from issuance of stock, net of expenses | $						$ 0
Dividend paid on common stock per share | $ / shares	$ 0.15	$ 0.15	$ 0.15		$ 0.15		$ 0.175	$ 0.275	$ 0.25	$ 0.20
Common Stock Dividends, Shares	4,831,777	831,672	965,044
Issuance of stock | $																$ 66,000	$ 9,000
Dividends Paid-in-kind, per share | $ / shares							$ 0.18
Issuance of common stock for vessel acquisitions, shares (Notes 6 and 11(e))						2,033,613									16,453,780	2,033,613	16,453,780
Common Stock [Member] | ATM Program [Member]
Class Of Stock [Line Items]
Issuance of new shares																	877,581
Shares issued price per share | $ / shares															$ 6.27		$ 6.27
Issuance of stock | $																	$ 5,322,000